Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,127,480,000.00
Previously Paid Amount	0.00
Total Fee Amount	431,904.99
Total Offset Amount	0.00
Net Fee	$ 431,904.99